QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                  REGISTERED MANAGEMENT INVESTMENT COMPANIES


                                    811-8255
               -------------------------------------------------
                       Investment Company Act file number


                              THE WORLD FUNDS, INC.
              --------------------------------------------------
              (Exact name of registrant as specified in charter)


            8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
     --------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


                                Thomas S. Harman
                             Morgan, Lewis, Bockius
                      1111 Pennsylvania Avenue, Northwest
                             Washington, D.C. 20004

     ---------------------------------------------------------------------
                    (Name and address of agent for service)

                                 (800) 527-9525
      -------------------------------------------------------------------
              Registrant's telephone number, including area code:

                        Date of fiscal year end: 12/31
                       -------------------------------

                      Date of reporting period: 03/31/008
                      -----------------------------------



ITEM 1. SCHEDULE OF INVESTMENTS.



The World Funds, Inc.

QUARTERLY STATEMENTS OF INVESTMENTS
March 31, 2008 (UNAUDITED)
-----------------------------------------------------------------------

CONTENTS:

Epoch Global Equity Shareholder Yield Fund;
Epoch International Small Cap Fund; and
Epoch US All Cap Equity Fund.

                   EPOCH GLOBAL EQUITY SHAREHOLDER YIELD FUND
                             SCHEDULE OF INVESTMENTS
                                 March 31, 2008
                                   (unaudited)

 Number                                  % of       Market
 of Shares    Security Description      Net Assets   Value
----------------------------------      ---------------------
--------      --------------------      -------    ----------

              COMMON STOCKS:            88.67%

              AUSTRALIA:                 4.13%
1,720,288     APN News & Media Ltd.              $ 7,207,580
121,700       Australia & New Zealand Banking      2,505,029
2,622,209     Fairfax Media Ltd.                   8,305,627
143,400       St George Bank                       3,365,324
130,500       Westpac Banking Corp                 2,829,110
                                                   ----------
                                                   ----------
                                                   24,212,670
                                                   ----------
                                                   ----------

              AUSTRIA:                   0.79%
223,900       Telekom Austria AG                   4,630,451
                                                   ----------
                                                   ----------

              BELGIUM:                   3.14%
241,550       Belgacom SA                          10,704,577
 87,300       InBev                                7,687,955
                                                   ----------
                                                   ----------
                                                   18,392,532
                                                   ----------
                                                   ----------

              CANADA:                    2.74%
241,900       Manitoba Telecom Services Inc.       9,211,206
 46,400       Trans Alta Corp                      1,440,638
527,900       Yellow Pages Income Fund             5,384,744
                                                   ----------
                                                   ----------
                                                   16,036,588
                                                   ----------
                                                   ----------

              FINLAND:                   0.83%
119,050       Fortum Oyj                           4,854,528
                                                   ----------
                                                   ----------

              FRANCE:                    5.34%
338,600       France Telecom SA                    11,394,523
363,000       PagesJaunes Groupe SA                6,469,123
 88,500       Total SA                             6,577,186
175,100       Vivendi                              6,846,852
                                                   ----------
                                                   ----------
                                                   31,287,684
                                                   ----------
                                                   ----------


              GERMANY:                   2.30%
 45,200       BASF AG                              6,092,113
 60,050       RWE AG                               7,386,811
                                                   ----------
                                                   ----------
                                                   13,478,924
                                                   ----------
                                                   ----------

              GREAT BRITIAN:             7.25%
 76,100       Astrazeneca PLC Sponsored ADR        2,891,039
317,400       Barclays PLC                         2,854,651
 89,900       Diageo PLC Sponsored ADR             7,310,668
778,550       GKN PLC                              4,702,893
1,229,800     Legal & General Group PLC            3,086,239
323,700       Lloyds TSB Group PLC                 2,898,460
535,850       National Grid                        7,356,707
1,591,400     Tomkins PLC                          5,647,723
1,900,300     Vodafone Group PLC                   5,693,239
                                                   ----------
                                                   ----------
                                                   42,441,619
                                                   ----------
                                                   ----------

              HONG KONG:                 0.30%
4,050,000     Vitasoy International Holdings       1,764,105
                                                   ----------
                                                   ----------

              IRELAND:                   1.95%
1,118,800     C&C Group PLC                        6,981,989
1,352,250     Independent News & Media PLC         4,443,753
                                                   ----------
                                                   ----------
                                                   11,425,742
                                                   ----------
                                                   ----------

              ITALY:                     6.33%
579,600       Arnoldo Mondadori Editore            4,899,049
1,048,900     Enel S.p.A.                          11,136,096
 89,000       Eni S.p.A. - ADR                     6,061,790
417,500       Intesa Sanpaolo                      2,945,151
2,817,000     Terna S.p.A.                         12,027,688
                                                   ----------
                                                   ----------
                                                   37,069,774
                                                   ----------
                                                   ----------

              MALAYSIA:                  0.42%
183,500       British American Tobacco             2,437,109
                                                   ----------
                                                   ----------

              NEW ZEALAND:               0.67%
265,671       Telecom New Zealand Ltd Spon ADR     3,950,528
                                                   ----------
                                                   ----------

              NORWAY:                    2.96%
218,000       DNB Nor ASA                          3,310,623
324,000       Statoilhydro ASA - ADR               9,677,880
440,500       Veidekke ASA                         4,348,662
                                                   ----------
                                                   ----------
                                                   17,337,165
                                                   ----------
                                                   ----------

              PHILIPPINES:               0.57%
 50,100       Philippine Long Distance - ADR       3,329,646
                                                   ----------
                                                   ----------

              SINGAPORE:                 1.25%
2,196,000     Singapore Press Holdings             7,321,061
                                                   ----------
                                                   ----------

              SOUTH KOREA:               0.44%
108,800       KT Corp Spons ADR                    2,584,000
                                                   ----------
                                                   ----------

              SPAIN:                     0.51%
103,600       Telefonica SA                        2,978,933
                                                   ----------
                                                   ----------

              SWEDEN:                    0.55%
148,800       Swedish Match AB  Fuerer             3,241,367
                                                   ----------
                                                   ----------

              SWITZERLAND:               3.01%
 26,400       Nestle SA                           13,196,011
 13,000       Swisscom AG Ittigen                  4,455,328
                                                   ----------
                                                   ----------
                                                  17,651,339
                                                   ----------
                                                   ----------

              TAIWAN:                    1.59%
168,500       Chunghwa Telecom Co. Ltd. ADR        4,384,370
2,874,696     Far Eastone Tele Co. Ltd.            4,918,861
                                                   ----------
                                                   ----------
                                                   9,303,231
                                                   ----------
                                                   ----------

              UNITED STATES:            41.60%
136,600       AllianceBernstein Holding LP         8,657,708
130,800       Altria Group Inc.                    2,903,760
291,055       AT&T Inc.                           11,147,407
122,600       Automatic Data Processing            5,197,014
155,350       Ball Corp                            7,136,779
425,600       Bristol Myers Squibb Co.             9,065,280
119,800       CBS Corp -Class B                    2,645,184
892,200       Citizens Communications Co.          9,359,178
 96,900       Conocophillips                       7,384,749
 54,300       Davita Inc.                          2,593,368
 51,900       Diamond Offshore Drilling Inc.       6,041,160
 98,900       Dow Chemical Co.                     3,644,465
256,700       Du Pont E I De Nemours & Co.        12,003,292
624,450       Duke Energy Co.                     11,146,433
132,450       General Electric Co.                 4,901,975
315,800       Great Plains Energy Inc.             7,784,470
 56,300       HCP Inc.                             1,903,503
 73,700       Kinder Morgan Energy Partners        4,030,653
 90,000       Laclede Group Inc.                   3,206,700
155,000       Magellan Midstream Partners - LP     6,277,500
 90,100       Nstar                                2,741,743
 54,900       Nucor Corp.                          3,718,926
 92,000       Oneok Partners, LP                   5,290,000
364,500       Packaging Corporation Of America     8,139,285
162,550       Pfizer Inc.                          3,402,172
130,800       Philip Morris International          6,615,864
149,300       Progress Energy Inc.                 6,225,810
184,400       Reynolds American Inc.              10,885,132
 74,200       Scana Corp.                          2,714,236
157,900       Southern Company                     5,622,819
 68,600       Southern Copper Corp                 7,122,738
 82,775       Spectra Energy Corp                  1,883,131
373,500       Teco Energy Inc.                     5,957,325
164,700       US Bancorp                           5,329,692
214,500       UST Inc.                            11,694,540
124,500       Ventas Inc. REIT                     5,591,295
274,800       Verizon Communications              10,016,460
128,050       Westar Energy Inc.                   2,915,699
905,000       Windstream Corp                     10,814,750
                                                   ----------
                                                   ----------
                                                 243,712,195
                                                   ----------
                                                   ----------

              TOTAL SECURITIES          88.67%  $ 519,441,191
              CASH AND CASH EQUIVALENTS 11.33%     66,346,097
                                        -------    ----------
                                        -------    ----------
              TOTAL INVESTMENTS         100.00% $ 585,787,288
                                        =======    ==========
FAS 157 Footnote Disclosure:

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund's investments. FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

           Level 1 - quoted prices in active markets for identical securities

           Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2008:

Valuation Inputs:                               Investment in Securities:
-----------------                               -------------------------
Level 1 - Quoted Prices                                 $ 519,441,191
Level 2 - Other Significant Observable Inputs                      -
Level 3 - Significant Unobservable Inputs                          -
                                                        --------------
                                                        --------------
 Total:                                                 $ 519,441,191
                                                        --------------
                                                        --------------

                       EPOCH INTERNATIONAL SMALL CAP FUND
                             SCHEDULE OF INVESTMENTS
                                 March 31, 2008
                                   (unaudited)


   Number of                      % of Net          Market
    Shares   Security Description Assets             Value
   --------  -------------------  --------         ----------
   --------  -------------------  --------         ----------

             COMMON STOCKS:        91.05%


             AUSTRALIA:             1.46%
   125,900   AGL Energy Ltd                        1,268,734
   180,125   Macquarie Infrastructure Group          457,082
   331,750   Sino Gold Limited                     2,262,076
    88,100   Transfield Service Ltd.                 883,790
                                                   ----------
                                                   ----------
                                                   4,871,682
                                                   ----------
                                                   ----------

             AUSTRIA:               0.40%
    11,150   Flughafen Wien AG                     1,344,621
                                                   ----------
                                                   ----------

             BELGIUM:               6.15%
    10,483   Ackermans & Van Haaren                1,089,786
    60,860   Compagnie d'Entreprises CFE           5,896,084
    32,686   EVS Broadcasting Equipment SA         3,514,142
    18,250   Ion Beam Applications S.A.              413,468
     6,650   KBC Ancora                              684,593
    62,620   Nyrstar                               1,346,483
   258,802   Telenet Group Holding                 5,732,516
    34,225   Umicore SA                            1,782,216
                                                   ----------
                                                   ----------
                                                  20,459,288
                                                   ----------
                                                   ----------

             BRAZIL:                4.55%
    57,500   Bovespa Holdings SA                     778,450
   140,040   Company SA                            1,122,308
   110,450   Cyrela Brazil Realty SA               1,454,205
    74,900   MRV Engenharia                        1,337,730
    78,300   Multiplan Empreendimentos               860,587
   131,310   PDG Realty SA                         1,548,449
   350,250   Redecard SA                           5,852,537
    63,090   Rodobens Neg Imob SA                    789,122
   164,160   Rossi Residencial SA                  1,410,522
                                                   ----------
                                                   ----------
                                                  15,153,910
                                                   ----------
                                                   ----------


             CANADA:                3.40%
   661,000   Eastern Platinum Ltd.                 2,082,497
    80,500   Goldcorp Inc.                         3,119,375
    50,500   Great Canadian Gaming Corp.             558,328
   134,558   Kinross Gold Corp                     2,996,284
   172,180   Polaris Mineral Corp                  1,406,371
    78,823   Yamana Gold                           1,154,292
                                                   ----------
                                                   ----------
                                                  11,317,147
                                                   ----------
                                                   ----------


             CHINA:                 1.38%
   1,992,614 China Fishery Group Ltd               2,180,640
   2,850,426 Dalian Port (PDA) Co. Ltd.            1,574,882
   258,383   Zhaojin Mining Industry                 836,631
                                                   ----------
                                                   ----------
                                                   4,592,153
                                                   ----------
                                                   ----------

             DENMARK:               5.11%
    19,385   Carlsberg A/S                         2,480,675
    44,600   Flsmidth & Co. AS                     4,417,572
    71,490   DJ Stoxx 600 Telecom                  3,301,442
    47,850   DJ Euro Stoxx Telecom                 3,308,178
    17,280   Linde                                 2,443,137
    12,050   NKT Holding A/S                         868,027
     7,550   Tui Ag Regd SHS                         193,834
                                                   ----------
                                                   ----------
                                                  17,012,865
                                                   ----------
                                                   ----------

             FINLAND:               0.58%
    30,950   Outotec LYJ                           1,647,859
     9,620   YIT Oyj                                 273,120
                                                   ----------
                                                   ----------
                                                   1,920,979
                                                   ----------
                                                   ----------

             FRANCE:                5.29%
     9,580   Alten SA                                283,033
    46,268   April Group SA                        2,309,923
    33,625   EDF Energies Nouvelles SA             2,060,685
    33,605   Eurofins Scientific                   3,354,918
   105,394   Gameloft SA                             456,243
     4,530   Generale De Geopphysique-Veritas      1,128,507
    23,743   Group Bourbon SA                      1,432,942
    80,150   Orpea SA                              4,857,488
     6,850   Seche Environmmement                    863,513
    11,200   Sechilienne SA-SIDEC                    866,164
                                                   ----------
                                                   ----------
                                                  17,613,416
                                                   ----------
                                                   ----------

             GERMANY:               7.00%
     1,320   Bilfinger Berger AG                     113,783
   100,500   Escada AG                             2,759,596
    46,006   Fresenius SE PFD                      3,834,127
    33,580   Hamburger Hafen und Logistik AG       2,559,809
     4,050   K & S AG                              1,326,493
   104,452   Rhoen-Klinikum AG                     3,097,495
   131,995   Stada Arzneimittel AG                 9,594,875
                                                   ----------
                                                   ----------
                                                  23,286,178
                                                   ----------
                                                   ----------

             GREAT BRITAIN:        18.89%
    77,300   Acergy SA ADR                         1,650,355
   321,450   Aggreko Plc                           4,119,625
   576,970   Balfour Beatty Plc                    5,395,381
     1,800   Burren Energy Plc                        43,957
   831,200   Cable & Wireless Plc                  2,457,244
   501,795   Carphone Warehouse Group Plc          2,839,352
   519,320   Cobham Plc                            2,062,116
    65,069   Expro International Group             1,511,500
    56,853   Homeserve Plc                         2,170,604
   144,350   Intertek Group Plc                    2,957,635
    26,352   Lonmin Plc                            1,606,725
   1,004,758 Northumbrian Water Group Plc          6,967,002
    64,090   Pennon Group                            823,907
   112,810   Petrofac Ltd                          1,256,488
   345,355   Serco Group Plc                       3,111,218
    13,050   Soco International Plc                  496,685
   300,600   Southern Cross Health Care            2,238,041
   268,579   Spice Plc                             2,310,248
    93,448   Tullow Oil Plc                        1,225,437
    74,410   Ultra Electronics Holdings Plc        1,910,196
   310,245   United Utilities                      4,253,207
    28,307   Venture Production                      350,692
   345,590   VT Group Plc                          4,507,903
   252,860   Wellstream Holdings Plc               6,601,671
                                                   ----------
                                                   ----------
                                                  62,867,189
                                                   ----------
                                                   ----------

             GREECE:                2.43%
   204,318   Intralot SA                           3,660,575
   308,435   Marfin Popular Bank                   2,514,450
    43,800   Public Power Corp.                    1,916,827
                                                   ----------
                                                   ----------
                                                   8,091,852
                                                   ----------
                                                   ----------

             HONG KONG:             3.22%
   120,950   Gushan Environmental ENE-ADR          1,580,817
   195,272   Hong Kong Aircraft Engineering        3,221,623
   186,900   Hysan Development Co. Ltd.              521,121
   444,600   IDS Group                             1,245,362
   146,400   Kerry Properties Ltd.                   884,115
   514,050   Kowloon Development Co. Ltd             969,619
   680,597   Shun Tak Holdings                       900,735
   487,800   Sino Land                             1,052,982
    71,100   Wharf Holdings Ltd.                     335,278
                                                   ----------
                                                   ----------
                                                  10,711,652
                                                   ----------
                                                   ----------

             ITALY:                 1.37%
   113,850   ACEA SPA                              2,230,408
   287,600   IFIL Investments SPA                  2,321,878
                                                   ----------
                                                   ----------
                                                   4,552,286
                                                   ----------
                                                   ----------

             JAPAN:                10.27%
   302,160   Air Water Inc.                        2,881,602
    64,650   Asahi Pretec Corp                     1,720,895
   140,427   Asics Corp                            1,610,421
    86,395   Daiseki Co. Ltd.                      2,593,666
       183   Dowa Mining Co.                           1,082
   124,363   Dowa Mining Rts                               -
    61,000   Hisaka Works Ltd.                     1,062,144
   309,224   Hokuhoku Financial Group, Inc.          928,322
   298,600   Iwatani International                   791,844
    16,720   Matsuda Sangyo Co. Ltd.                 376,464
    80,800   MODEC Inc.                            2,619,754
    11,610   Mori Seiki Co., Ltd.                    207,965
    57,750   Moshi Moshi Hotline, Inc.             1,745,272
    22,350   Nakanishi Inc.                        2,276,824
        50   Nippon Suisan Kaisha                    630,441
   238,000   Nippon Synthetic Chem                 1,740,999
       142   Osaka Securities Exchange               643,711
   174,770   Shinko Plantech Co. Ltd.              2,247,368
    58,470   Sumco Corp.                           1,272,613
    59,490   Sumitomo Realty & Development Co      1,045,971
   145,055   Suruga Bank Ltd.                      1,824,619
    73,653   Sysmex Corporation                    2,653,365
    50,900   Tokyo Tatemono                          334,138
   304,010   Toshiba Plant Systems & Servcies Corpo2,351,644
       100   United Urban Investment                 620,434
                                                   ----------
                                                   ----------
                                                  34,181,558
                                                   ----------
                                                   ----------

             NETHERLANDS:           3.07%
   134,974   Boskalis Westminster N.V.             7,779,193
    28,930   Nutreco Holding N.V.                  2,225,907
     7,070   SBM Offshore N.V.                       228,201
                                                   ----------
                                                   ----------
                                                  10,233,301
                                                   ----------
                                                   ----------


             NORWAY:                2.17%
    72,800   Awilco Offshore AS                      755,160
   106,800   Odim ASA                              1,851,653
    18,400   Petroleum Geo Services ASA              455,472
    37,750   Renewable Energy Corp ASA             1,053,123
    64,500   Stolt Nielsen SA                      1,343,196
    30,400   Yara International ASA                1,758,865
                                                   ----------
                                                   ----------
                                                   7,217,469
                                                   ----------
                                                   ----------

             POLAND:                0.21%
    44,400   Grupa Lotos SA                          697,080
                                                   ----------
                                                   ----------

             PORTUGAL:              0.92%
   292,710   Jeronimo Martins, SGPS S/A            2,353,883
   376,670   Sonae SGPS S/A                          693,293
                                                   ----------
                                                   ----------
                                                   3,047,176
                                                   ----------
                                                   ----------

             SINGAPORE:             0.66%
   1,032,700 Rotary Engineering Ltd.                 666,113
   422,600   Yantai Raffles Shipyard               1,535,942
                                                   ----------
                                                   ----------
                                                   2,202,055
                                                   ----------
                                                   ----------

             SOUTH AFRICA:          1.79%
   219,402   Aquarius Platinum Ltd                 3,247,403
    70,250   IMP Impala Platinum                   2,702,421
                                                   ----------
                                                   ----------
                                                   5,949,824
                                                   ----------
                                                   ----------

             SOUTH KOREA:           1.74%
    19,900   Daelim Industrial Co. Ltd.            2,541,238
    36,625   Hyundai Industrial Dev                2,499,344
    16,440   STX Engine Co. Ltd.                     762,586
                                                   ----------
                                                   ----------
                                                   5,803,168
                                                   ----------
                                                   ----------

             SPAIN:                 1.85%
   104,466   Indra Sistemas SA                     3,010,436
    11,595   Pescanova SA                            573,200
    61,160   Prosegur, Compania De Seguridad       2,567,371
                                                   ----------
                                                   ----------
                                                   6,151,007
                                                   ----------
                                                   ----------

             SWITZERLAND:           5.31%
       495   Bank Sarasin & Cie. AG                2,153,908
     2,595   Calida Holding AG                     1,291,880
     5,590   Kuehne & Nagel International AG         559,394
     3,290   Lonza Group AG                          436,435
     4,569   Sonova Holding AG                       419,255
     5,497   St. Galler Kontonalbank               2,584,332
    18,125   Syngenta AG                           5,312,626
    16,400   Synthes Inc.                          2,294,480
    99,624   Temenos Group AG                      2,609,009
                                                   ----------
                                                   ----------
                                                  17,661,319
                                                   ----------
                                                   ----------

             UNITED STATES:         1.85%
    53,000   Call Option Market Vectors Gold Miners2,530,220
    40,100   Streettracks Gold Trust               3,624,238
                                                   ----------
                                                   ----------
                                                   6,154,458
                                                   ----------
                                                   ----------

             TOTAL SECURITIES      91.05%       $ 303,093,633
             CASH AND CASH EQUIVALEN8.95%          29,779,304
                                  --------         ----------
                                  --------         ----------
             TOTAL INVESTMENTS    100.00%         332,872,937
                                  ========         ==========

   FAS 157 Footnote Disclosure:

   The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund's investments. FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

              Level 1 - quoted prices in active markets for identical securities

              Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

              Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

   The following is a summary of the inputs used to value the Fund's investments as of March 31, 2008:

   Valuation Inputs:                            Investment in Securities:
   -----------------                           -------------------------
   Level 1 - Quoted Prices                      $ 303,093,633
   Level 2 - Other Significant Observable Inputs         -
   Level 3 - Significant Unobservable Inputs             -
                                                -------------
                                                -------------
    Total:                                      $ 303,093,633
                                                -------------
                                                -------------

                         EPOCH U.S. ALL CAP EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                                 March 31, 2008
                                   (unaudited)

    Number of                        % of Net  Market
    Shares    Security Description   Assets     Value
    ------    ---------------------  -------  ----------
    ------    ---------------------  -------  ----------

              COMMON STOCKS          97.40%

              AEROSPACE:              4.17%
    14,700    Alliant Techsystems,  Inc.    $ 1,521,891
    22,800    Boeing Co.                      1,695,636
                                              ----------
                                              ----------
                                              3,217,527
                                              ----------
                                              ----------
              MEDIA                   9.54%
    40,950    Arbitron Inc.                   1,767,402
    124,250   Comcast CL-A Special            2,357,023
    5,970     Liberty Media Corp - Capital A     93,968
    46,500    Liberty Entertainment CL-A      1,052,760
    111,650   News Corp. CL-A                 2,093,437
                                              ----------
                                              ----------
                                              7,364,590
                                              ----------
                                              ----------

              CONSUMER DISCRETIONARY: 1.26%
    14,300    Nike, Inc. CL-B                   972,400
                                              ----------
                                              ----------

              CONSUMER STAPLES:       6.20%
    23,450    Altria Group Inc.                 520,590
    33,150    Anheuser Busch Cos.             1,572,967
    17,350    Bunge Limited                   1,507,368
    23,450    Philip Morris International     1,186,101
                                              ----------
                                              ----------
                                              4,787,026
                                              ----------
                                              ----------

              COSMETICS & TOILETRIES: 1.79%
    31,300    International Flavors & Fragranc1,378,765
                                              ----------
                                              ----------

              ENERGY:                 2.91%
    17,450    Arch Coal, Inc.                   759,075
    40,610    Scana Corp.                     1,485,514
                                              ----------
                                              ----------
                                              2,244,589
                                              ----------
                                              ----------

              ENTERTAINMENT:          2.89%
    55,550    International Game Technology   2,233,665
                                              ----------
                                              ----------


              ENVIRONMENTAL SERVICES: 2.04%
    46,900    Waste Management Inc.           1,573,964
                                              ----------
                                              ----------

              FINANCIAL SERVICES:     8.93%
    26,795    Bank Of New York Company,  Inc. 1,118,155
    79,650    Hudson City Bancorp, Inc.       1,408,212
    62,970    Istar Financial, Inc.             883,469
    36,360    Visa Inc.                       2,267,410
    57,300    Western Union Co.               1,218,771
                                              ----------
                                              ----------
                                              6,896,017
                                              ----------
                                              ----------

              HEALTHCARE PRODUCTS:    4.80%
    86,580    Boston Scientific Corp.         1,114,285
    61,200    Bristol Myers Squibb, Inc.      1,303,560
    53,850    Endo Pharmaceuticals Holdings, I1,289,169
                                              ----------
                                              ----------
                                              3,707,014
                                              ----------
                                              ----------

              HEALTHCARE SERVICES:   11.32%
    38,050    Aetna US Healthcare             1,601,524
    39,950    Davita, Inc.                    1,908,012
    20,350    Laboratory Corp. of America Hold1,499,388
    28,550    Thermo Fischer Scientific Inc.  1,622,782
    47,000    Ventas, Inc.                    2,110,770
                                              ----------
                                              ----------
                                              8,742,476
                                              ----------
                                              ----------

              INSURANCE:              2.29%
    19,700    Everest Re Group Ltd.           1,763,741
                                              ----------
                                              ----------

              MANUFACTURING:          5.16%
    31,050    Agilent Technologies, Inc.        926,221
    16,900    MEMC Electronic Materials, Inc. 1,198,210
    30,800    Silgan Holdings Inc.            1,528,604
    7,283     WABCO Holdings Inc.               332,250
                                              ----------
                                              ----------
                                              3,985,285
                                              ----------
                                              ----------

              MAJOR CHEMICALS:        2.22%
    36,700    Du Pont EI De Nemours & Co      1,716,092
                                              ----------
                                              ----------

              OIL & GAS EXPLORATION: 13.97%
    25,450    ConocoPhillips                  1,939,545
    28,950    Exxon Mobil Corp.               2,448,591
    29,532    Helix Energy Solutions Group Inc. 930,258
    31,100    National Oilwell Varco Inc.     1,815,618
    26,400    Oneok, Inc.                     1,178,232
    62,033    Southern Union Co.              1,443,496
    14,200    Weatherford International Ltd.  1,029,074
                                              ----------
                                              ----------
                                             10,784,814
                                              ----------
                                              ----------

              SEMICONDUCTORS:         1.56%
    241,067   Silicon Image, Inc.             1,207,746
                                              ----------
                                              ----------

              SOFTWARE & SERVICES:   11.39%
    6,700     Apple Computer, Inc.              961,450
    33,640    Electronic Arts, Inc.           1,679,309
    28,700    Fair Isaac Corp                   617,624
    108,050   Microsoft Corp.                 3,066,459
    78,330    Oracle Corp.                    1,532,135
    32,440    Yahoo! Inc.                       938,489
                                              ----------
                                              ----------
                                              8,795,466
                                              ----------
                                              ----------

              SPECIALITY CHEMICALS:   3.97%
    36,350    Praxair, Inc.                   3,061,761
                                              ----------
                                              ----------

              TRANSPORTATION:         0.98%
    10,850    Overseas Shipholding Group, Inc.  759,934
                                              ----------
                                              ----------


              TOTAL SECURITIES       97.40%  $75,192,872
              CASH AND CASH EQUIVALENT2.60%    2,008,526
                                     -------   ----------
                                     -------   ----------
              TOTAL INVESTMENTS      100.00% $77,201,398
                                     =======   ==========
                                     =======   ==========


  FAS 157 Footnote Disclosure:

     The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund's investments. FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

     The following is a summary of the inputs used to value the Fund's investments as of March 31, 2008:

    Valuation Inputs:                           Investment in Securities:
    Level 1 - Quoted Prices                          $ 75,192,872
    Level 2 - Other Significant Observable Inputs              -
    Level 3 - Significant Unobservable Inputs                  -
                                                     -----------
                                                     -----------
    Total:                                           $ 75,192,872
                                                     -----------

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a), exactly as set forth below:
Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The World Funds, Inc.
             -----------------------------

By:  /s/ John Pasco, III
     -------------------------------------
         John Pasco, III
         Principal Executive Officer

Date: May 5, 2008
      ------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ John Pasco, III
     -------------------------------------
        John Pasco, III
        Principal Executive Officer

Date:  May 5, 2008
      ------------------------------------


By:  /s/ Karen Shupe
     -------------------------------------
        Karen Shupe
        Principal Financial Officer

Date: May 5, 2008
      ------------------------------------